Investments in associates and joint ventures - Summary balance sheet of Moet Hennessy (Details) $ in Millions	Jun. 30, 2026 USD ($)	Jun. 30, 2026 £ / $	Jun. 30, 2026 € / $	Jun. 30, 2025 USD ($)	Jun. 30, 2025 £ / $	Jun. 30, 2025 € / $	Jun. 30, 2024 £ / $	Jun. 30, 2024 € / $
Disclosure of associates [line items]
Non-current assets	$ 29,633			$ 31,825
Current assets	17,212			17,497
Total assets	46,845			49,322
Non-current liabilities	(23,161)			(25,432)
Current liabilities	(10,730)			(10,712)
Total liabilities	(33,891)			(36,144)
Net assets	12,954			13,178
Closing foreign exchange rate		0.76	0.88		0.73	0.85	0.79	0.93
Moet Hennessy
Disclosure of associates [line items]
Non-current assets	9,133			9,673
Current assets	13,027			13,496
Total assets	22,160			23,169
Non-current liabilities	(2,722)			(2,931)
Current liabilities	(4,223)			(4,881)
Total liabilities	(6,945)			(7,812)
Net assets	$ 15,215			$ 15,357
Fair value | Moet Hennessy
Disclosure of associates [line items]
Closing foreign exchange rate | € / $			0.88			0.85